Inventories (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Inventories [Abstract]
Inventory	¥ 8,280,145		¥ 9,165,973		$ 1,184,045
Allowance for inventory valuation	¥ 1,883,635	$ 269,355	¥ 494,459	¥ 503,079